Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000256862 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256862 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000256862 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256862 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000256862 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000256862 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000256862 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000256862 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000256862 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000256862 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000256862 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256862 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256863 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000256863 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000256863 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000256863 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256863 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256864 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256864 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000256864 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256864 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256864 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256865 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000256865 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000256865 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256865 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000256866 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000256866 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000256866 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000256866 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	0.50%